Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥) Securities	Mar. 31, 2014 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 7,675,630	¥ 12,622,044
Available-for-sale securities, Gross unrealized losses, Less than 12 months	11,562	61,873
Available-for-sale securities, Fair value, 12 months or more	1,367,638	245,607
Available-for-sale securities, Gross unrealized losses, 12 months or more	26,580	8,850
Available-for-sale securities, Fair value	9,043,268	12,867,651
Available-for-sale securities, Gross unrealized losses	¥ 38,142	¥ 70,723
Available-for-sale securities, Number of securities | Securities	1,304	1,802
Held-to-maturity securities, Fair value, Less than 12 months	¥ 404,150	¥ 1,015,987
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2,357	10,599
Held-to-maturity securities, Fair value, 12 months or more	908,643	57,226
Held-to-maturity securities, Gross unrealized losses, 12 months or more	2,992	366
Held-to-maturity securities, Fair value	1,312,793	1,073,213
Held-to-maturity securities, Gross unrealized losses	¥ 5,349	¥ 10,965
Held-to-maturity securities, Number of securities | Securities	205	248
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 6,858,282	¥ 10,469,832
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,284	1,122
Available-for-sale securities, Fair value	6,858,282	10,469,832
Available-for-sale securities, Gross unrealized losses	¥ 1,284	¥ 1,122
Available-for-sale securities, Number of securities | Securities	35	49
Held-to-maturity securities, Fair value, Less than 12 months	¥ 198,580
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	1,535
Held-to-maturity securities, Fair value	198,580
Held-to-maturity securities, Gross unrealized losses	¥ 1,535
Held-to-maturity securities, Number of securities | Securities	1
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 12,943	¥ 12,555
Available-for-sale securities, Gross unrealized losses, Less than 12 months	67	24
Available-for-sale securities, Fair value	12,943	12,555
Available-for-sale securities, Gross unrealized losses	¥ 67	¥ 24
Available-for-sale securities, Number of securities | Securities	8	6
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 308,929	¥ 527,706
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,161	9,084
Available-for-sale securities, Fair value, 12 months or more	139,795	110,015
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,211	5,136
Available-for-sale securities, Fair value	448,724	637,721
Available-for-sale securities, Gross unrealized losses	¥ 2,372	¥ 14,220
Available-for-sale securities, Number of securities | Securities	74	150
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 181,030	¥ 136,296
Available-for-sale securities, Gross unrealized losses, Less than 12 months	882	709
Available-for-sale securities, Fair value, 12 months or more	65,506	29,242
Available-for-sale securities, Gross unrealized losses, 12 months or more	246	108
Available-for-sale securities, Fair value	246,536	165,538
Available-for-sale securities, Gross unrealized losses	¥ 1,128	¥ 817
Available-for-sale securities, Number of securities | Securities	490	815
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 74,782	¥ 904,239
Available-for-sale securities, Gross unrealized losses, Less than 12 months	213	31,094
Available-for-sale securities, Fair value, 12 months or more	760,354	28,406
Available-for-sale securities, Gross unrealized losses, 12 months or more	10,955	620
Available-for-sale securities, Fair value	835,136	932,645
Available-for-sale securities, Gross unrealized losses	¥ 11,168	¥ 31,714
Available-for-sale securities, Number of securities | Securities	329	431
Held-to-maturity securities, Fair value, Less than 12 months	¥ 48,068	¥ 408,244
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	189	7,187
Held-to-maturity securities, Fair value, 12 months or more	282,193	5,681
Held-to-maturity securities, Gross unrealized losses, 12 months or more	460	117
Held-to-maturity securities, Fair value	330,261	413,925
Held-to-maturity securities, Gross unrealized losses	¥ 649	¥ 7,304
Held-to-maturity securities, Number of securities | Securities	151	198
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 17,290	¥ 135,014
Available-for-sale securities, Gross unrealized losses, Less than 12 months	50	8,427
Available-for-sale securities, Fair value, 12 months or more	104,223	8,235
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,750	943
Available-for-sale securities, Fair value	121,513	143,249
Available-for-sale securities, Gross unrealized losses	¥ 1,800	¥ 9,370
Available-for-sale securities, Number of securities | Securities	128	155
Held-to-maturity securities, Fair value, Less than 12 months	¥ 16,155	¥ 107,048
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	35	1,033
Held-to-maturity securities, Fair value, 12 months or more	187,059	51,545
Held-to-maturity securities, Gross unrealized losses, 12 months or more	743	249
Held-to-maturity securities, Fair value	203,214	158,593
Held-to-maturity securities, Gross unrealized losses	¥ 778	¥ 1,282
Held-to-maturity securities, Number of securities | Securities	31	28
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 109,186	¥ 213,683
Available-for-sale securities, Gross unrealized losses, Less than 12 months	873	5,518
Available-for-sale securities, Fair value, 12 months or more	184,172	1,078
Available-for-sale securities, Gross unrealized losses, 12 months or more	9,566	29
Available-for-sale securities, Fair value	293,358	214,761
Available-for-sale securities, Gross unrealized losses	¥ 10,439	¥ 5,547
Available-for-sale securities, Number of securities | Securities	125	103
Held-to-maturity securities, Fair value, Less than 12 months	¥ 141,347	¥ 500,695
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	598	2,379
Held-to-maturity securities, Fair value, 12 months or more	439,391
Held-to-maturity securities, Gross unrealized losses, 12 months or more	1,789
Held-to-maturity securities, Fair value	580,738	500,695
Held-to-maturity securities, Gross unrealized losses	¥ 2,387	¥ 2,379
Held-to-maturity securities, Number of securities | Securities	22	22
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 9,086	¥ 46,835
Available-for-sale securities, Gross unrealized losses, Less than 12 months	318	1,203
Available-for-sale securities, Fair value, 12 months or more	112,972	68,630
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,831	1,996
Available-for-sale securities, Fair value	122,058	115,465
Available-for-sale securities, Gross unrealized losses	¥ 3,149	¥ 3,199
Available-for-sale securities, Number of securities | Securities	50	51
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 104,102	¥ 175,884
Available-for-sale securities, Gross unrealized losses, Less than 12 months	6,714	4,692
Available-for-sale securities, Fair value, 12 months or more	616	1
Available-for-sale securities, Gross unrealized losses, 12 months or more	21	18
Available-for-sale securities, Fair value	104,718	175,885
Available-for-sale securities, Gross unrealized losses	¥ 6,735	¥ 4,710
Available-for-sale securities, Number of securities | Securities	65	42